Income Taxes - Provision For Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current Federal Tax Expense (Benefit)	$ 3	$ 0	$ 0
Current State and Local Tax Expense (Benefit)	(10)	0	56
Current Foreign Tax Expense (Benefit)	11	66	104
Current Income Tax Expense (Benefit), Total	4	66	160
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred Federal Income Tax Expense (Benefit)	78	(95)	61
Deferred State and Local Income Tax Expense (Benefit)	0	(4)	(81)
Deferred Foreign Income Tax Expense (Benefit)	(4)	0	(2)
Deferred Income Tax Expense (Benefit), Total	74	(99)	(22)
Income Tax Expense (Benefit), Total	$ 78	$ (33)	$ 138